Loans - Average Impaired Loan Balances and Related Recognized Interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	$ 117,947	$ 102,765	$ 100,321
Interest income recognized	4,923	4,663	2,502
Commercial loans
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	12,167	5,059	1,675
Interest income recognized	68	63	64
Commercial loans | Overdrafts
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	2	2	14
Interest income recognized	0	0	0
Commercial loans | Governments
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	3,750	0	0
Interest income recognized	0	0	0
Commercial loans | Commercial and merchandising
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	8,415	5,057	1,661
Interest income recognized	68	63	64
Commercial real estate loans | Commercial mortgage
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	7,539	7,778	15,496
Interest income recognized	287	222	237
Consumer loans
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	863	865	1,249
Interest income recognized	0	0	0
Consumer loans | Overdrafts
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	4	11	14
Interest income recognized	0	0	0
Consumer loans | Automobile financing
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	194	256	192
Interest income recognized	0	0	0
Consumer loans | Other consumer
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	665	598	1,043
Interest income recognized	0	0	0
Residential mortgage loans
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	97,378	89,063	81,901
Interest income recognized	$ 4,568	$ 4,378	$ 2,201